Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $		$ 1,158,380.2	$ 851,740.0	$ 992,923.4
Weighted average number of common shares outstanding used in the computation of basic EPS		25,927.6	25,929.2	25,929.2
Basic EPS | (per share)	$ 1.36	$ 44.68	$ 32.85	$ 38.29
Diluted EPS | (per share)	$ 1.36	$ 44.67	$ 32.85	$ 38.29
Effects of all dilutive potential common shares		2.1	0.1	0.2
Weighted average number of common shares used in the computation of diluted EPS		25,929.7	25,929.3	25,929.4